Stockholders' Equity (10K) (Details 5) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity Instruments, Options, Nonvested Shares Roll-Forward
Non-vested shares, Beginning Balance	12	21
Non-vested shares, Granted	29	4
Non-vested shares, Forfeited, or expired	(1)	(1)
Non-vested shares, vested	(11)	(12)
Stock Options Outstanding, Ending Balance	29	12
Weighted Average Grant Date Fair Value, Options Nonvested at beginning of period	$ 50.00	$ 50.00
Weighted Average Grant Date Fair Value, Options nonvested, grants in period	25.00	50.00
Weighted Average Grant Date Fair Value, Options nonvested, forfeited in period	25.00	37.50
Weighted Average Grant Date Fair Value, Options nonvested, vested in period	37.50	50.00
Weighted Average Grant Date Fair Value, Options nonvested at end of period	$ 25.00	$ 50.00